NATURE OF OPERATIONS AND GOING CONCERN (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
NATURE OF OPERATIONS AND GOING CONCERN
Net loss for the period	$ (1,135,145)	$ (295,501)	$ (1,698,819)	$ (795,010)
Cash used in operating activities	575,136	$ 481,901	1,078,748	$ 809,211
Accumulated deficit	$ 13,413,938		$ 13,413,938		$ 11,715,119
Common shares issued			0